FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 329	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 332	☒

(Check appropriate box or boxes)

EXCHANGE TRADED CONCEPTS TRUST

(Exact Name of Registrant as Specified in Charter)

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, Oklahoma 73120

(Address of Principal Executive Offices, Zip Code)

(405) 778-8377

(Registrant’s Telephone Number, including Area Code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 401

Oklahoma City, Oklahoma 73120

(Name and Address of Agent for Service)

Copies to:

Christopher D. Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On May 17, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 329 to the Registration Statement on Form N-1A of Exchange Traded Concepts Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until May 17, 2021, the effectiveness of Post-Effective Amendment No. 307 (“PEA No. 307”), which was filed with the Commission via EDGAR Accession No. 0001213900-20-039329 on November 25, 2020, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 307 by means of this filing, Parts A, B and C of PEA No. 307 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Capital Link/Asia Times Financial 50 Chinese Mainland Bond ETF is incorporated herein by reference to Part A of PEA No. 307.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Capital Link/Asia Times Financial 50 Chinese Mainland Bond ETF is incorporated herein by reference to Part B of PEA No. 307.

PART C – OTHER INFORMATION

The Part C for the Capital Link/Asia Times Financial 50 Chinese Mainland Bond ETF is incorporated herein by reference to Part C of PEA No. 307.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 329 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oklahoma, State of Oklahoma on this 27th day of April 2021.

Exchange Traded Concepts Trust

/s/ J. Garrett Stevens
J. Garrett Stevens
Trustee and President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 329 has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

*	Trustee	April 27, 2021
Stuart Strauss

*	Trustee	April 27, 2021
Mark A. Zurack

*	Trustee	April 27, 2021
Timothy J. Jacoby

*	Trustee	April 27, 2021
Linda Petrone

/s/ J. Garrett Stevens	Trustee and President (Principal Executive Officer)	April 27, 2021
J. Garrett Stevens

*	Treasurer (Principal Financial and Accounting Officer)	April 27, 2021
James J. Baker Jr.

* /s/ J. Garrett Stevens
J. Garrett Stevens

* Attorney-in-Fact, pursuant to power of attorney.